Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2017	2018
	US$	US$
Electronic equipment and software	3,182,880	6,353,867
Office equipment and furniture	147,487	157,009
Motor vehicles	82,470	82,470
Leasehold improvements	485,131	596,345
Construction in progress	78,510	23,714
Total	3,976,478	7,213,405
Less: Accumulated depreciation	(2,032,928)	(3,002,354)
Property, plant and equipment, net	1,943,550	4,211,051